Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 2.2%
361	Lockheed Martin Corp	$140,476
	Banks – 2.9%
1,245	JPMorgan Chase & Co	185,007
	Beverages – 1.9%
690	PepsiCo Inc	119,729
	Biotechnology – 2.8%
1,305	AbbVie Inc	178,641
	Building Products – 2.0%
749	Trane Technologies PLC	129,652
	Capital Markets – 2.8%
2,007	Charles Schwab Corp	176,014
	Chemicals – 4.5%
894	International Flavors & Fragrances Inc	117,937
531	Linde PLC	169,219
	Total Chemicals	287,156
	Communications Equipment – 4.8%
2,390	Cisco Systems Inc	133,051
750	Motorola Solutions Inc	173,955
	Total Communications Equipment	307,006
	Consumer Finance – 2.5%
894	American Express Co	160,759
	Containers & Packaging – 1.4%
583	Packaging Corp of America	87,817
	Electric Utilities – 1.7%
1,396	NextEra Energy Inc	109,056
	Equity Real Estate Investment Trust – 2.4%
2,625	Duke Realty Corp	151,672
	Food & Staples Retailing – 1.5%
703	Walmart Inc	98,286

Nuveen Dividend Growth ETF (NDVG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Food Products – 1.8%
1,766	Mondelez International Inc, Class A	$118,375
	Health Care Equipment & Supplies – 5.9%
946	Abbott Laboratories	120,577
1,747	Baxter International Inc	149,264
1,016	Medtronic PLC	105,146
	Total Health Care Equipment & Supplies	374,987
	Health Care Providers & Services – 5.2%
265	Anthem Inc	116,862
459	UnitedHealth Group Inc	216,910
	Total Health Care Providers & Services	333,772
	Hotels, Restaurants & Leisure – 2.4%
582	McDonald's Corp	151,000
	Industrial Conglomerates – 2.0%
638	Honeywell International Inc	130,458
	Insurance – 3.8%
582	Chubb Ltd	114,817
847	Marsh & McLennan Cos Inc, Class A	130,133
	Total Insurance	244,950
	IT Services – 6.2%
655	Accenture PLC, Class A	231,595
1,347	Fidelity National Information Services Inc	161,532
	Total IT Services	393,127
	Media – 2.4%
3,051	Comcast Corp, Class A	152,519
	Multi-Utilities – 2.4%
1,592	WEC Energy Group Inc	154,488
	Oil, Gas & Consumable Fuels – 3.4%
943	Chevron Corp	123,844
1,087	Phillips 66	92,167
	Total Oil, Gas & Consumable Fuels	216,011
	Pharmaceuticals – 1.6%
1,233	Merck & Co Inc	100,465
	Road & Rail – 2.5%
655	Union Pacific Corp	160,180

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 5.6%
334	Broadcom Inc	$195,684
918	Texas Instruments Inc	164,772
	Total Semiconductors & Semiconductor Equipment	360,456
	Software – 6.4%
1,309	Microsoft Corp	407,073
	Specialty Retail – 5.4%
847	Lowe's Cos Inc	201,036
1,995	TJX Cos Inc	143,580
	Total Specialty Retail	344,616
	Technology Hardware, Storage & Peripherals – 6.0%
2,201	Apple Inc	384,691
	Tobacco – 2.2%
1,354	Philip Morris International Inc	139,259
	Total Long-Term Investments (cost $5,946,476)	6,297,698
	Other Assets Less Liabilities – 1.4%	88,732
	Net Assets – 100%	$6,386,430
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Dividend Growth ETF (NDVG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,297,698	$ —	$ —	$6,297,698

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Auto Components – 1.0%
216,820	Aptiv PLC, (2)	$29,613,276
	Automobiles – 3.3%
107,907	Tesla Inc, (2)	101,078,645
	Beverages – 0.6%
205,888	Monster Beverage Corp, (2)	17,854,607
	Biotechnology – 1.4%
463,258	Horizon Therapeutics Plc, (2)	43,235,869
	Building Products – 1.4%
908,692	Carrier Global Corp	43,326,435
	Capital Markets – 2.9%
507,804	Charles Schwab Corp	44,534,411
426,053	Morgan Stanley	43,687,474
	Total Capital Markets	88,221,885
	Chemicals – 1.5%
159,541	Sherwin-Williams Co	45,710,092
	Electrical Equipment – 0.7%
77,208	Generac Holdings Inc, (2)	21,801,995
	Food & Staples Retailing – 2.0%
119,954	Costco Wholesale Corp	60,592,364
	Health Care Equipment & Supplies – 3.9%
1,562	Abbott Laboratories	199,092
77,208	Align Technology Inc, (2)	38,214,872
102,944	Dexcom Inc, (2)	44,315,333
130,181	Edwards Lifesciences Corp, (2)	14,215,765
77,977	Intuitive Surgical Inc, (2)	22,159,504
	Total Health Care Equipment & Supplies	119,104,566
	Health Care Technology – 0.4%
55,000	Veeva Systems Inc, Class A, (2)	13,009,700
	Hotels, Restaurants & Leisure – 1.9%
297,875	Caesars Entertainment Inc, (2)	22,680,202

Nuveen Growth Opportunities ETF (NUGO) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
10,667	Chipotle Mexican Grill Inc, (2)	$15,846,682
434,246	Las Vegas Sands Corp, (2)	19,019,975
1,169	Starbucks Corp	114,936
	Total Hotels, Restaurants & Leisure	57,661,795
	Interactive Media & Services – 12.9%
82,994	Alphabet Inc, Class A, (2)	224,587,573
283,096	Match Group Inc, (2)	31,904,919
348,500	Meta Platforms Inc, Class A, (2)	109,171,110
478,266	ZoomInfo Technologies Inc, (2)	25,281,141
	Total Interactive Media & Services	390,944,743
	Internet & Direct Marketing Retail – 5.2%
52,723	Amazon.com Inc, (2)	157,719,273
	IT Services – 9.2%
92,886	Block Inc, (2)	11,359,029
43,127	EPAM Systems Inc, (2)	20,534,490
423,579	Mastercard Inc, Class A	163,662,454
353,200	PayPal Holdings Inc, (2)	60,729,208
115,990	Twilio Inc, Class A, (2)	23,907,859
	Total IT Services	280,193,040
	Life Sciences Tools & Services – 1.1%
897,489	Avantor Inc, (2)	33,503,264
	Machinery – 0.6%
47,717	Deere & Co	17,960,679
	Oil, Gas & Consumable Fuels – 1.0%
272,470	EOG Resources Inc	30,374,956
	Personal Products – 1.2%
115,812	Estee Lauder Cos Inc, Class A	36,109,023
	Pharmaceuticals – 2.7%
545,580	AstraZeneca PLC, Sponsored ADR	31,758,212
243,944	Zoetis Inc	48,737,572
	Total Pharmaceuticals	80,495,784
	Semiconductors & Semiconductor Equipment – 8.8%
43,369	Broadcom Inc	25,409,030
99,940	Lam Research Corp	58,956,605
84,596	Monolithic Power Systems Inc	34,086,266
515,595	NVIDIA Corp	126,248,592

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
115,806	NXP Semiconductors NV	$23,791,184
	Total Semiconductors & Semiconductor Equipment	268,491,677
	Software – 20.9%
59,762	Crowdstrike Holdings Inc, Class A, (2)	10,795,408
71,003	Intuit Inc	39,422,996
1,245,787	Microsoft Corp	387,414,841
54,406	Palo Alto Networks Inc, (2)	28,149,664
295,957	salesforce.com Inc, (2)	68,848,477
85,761	ServiceNow Inc, (2)	50,237,079
82,389	Synopsys Inc, (2)	25,581,784
98,100	Zscaler Inc, (2)	25,222,491
	Total Software	635,672,740
	Specialty Retail – 3.5%
167,284	Burlington Stores Inc, (2)	39,634,598
283,096	Lowe's Cos Inc	67,192,836
	Total Specialty Retail	106,827,434
	Technology Hardware, Storage & Peripherals – 8.4%
1,454,577	Apple Inc	254,230,968
	Textiles, Apparel & Luxury Goods – 2.1%
434,142	NIKE Inc, Class B	64,283,406
	Total Long-Term Investments (cost $3,249,990,502)	2,998,018,216
	Other Assets Less Liabilities – 1.4%	41,293,837
	Net Assets – 100%	$3,039,312,053
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Growth Opportunities ETF (NUGO) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,998,018,216	$ —	$ —	$2,998,018,216

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR	American Depositary Receipt

Nuveen Small-Cap Select ETF (NSCS)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Air Freight & Logistics – 1.0%
839	Hub Group Inc, Class A, (2)	$63,529
	Airlines – 1.3%
2,903	Sun Country Airlines Holdings Inc, (2)	77,162
	Auto Components – 0.3%
803	Dana Inc	17,393
	Banks – 11.2%
1,323	Ameris Bancorp	65,237
1,788	Banner Corp	111,053
3,075	Home BancShares Inc/AR	72,447
1,886	PacWest Bancorp	87,567
859	Pinnacle Financial Partners Inc	83,074
1,015	Preferred Bank/Los Angeles CA	79,231
1,872	Veritex Holdings Inc	75,161
1,176	Wintrust Financial Corp	115,330
	Total Banks	689,100
	Beverages – 1.3%
1,062	MGP Ingredients Inc	80,351
	Biotechnology – 3.1%
494	Arena Pharmaceuticals Inc, (2)	45,438
260	Arrowhead Pharmaceuticals Inc, (2)	13,718
329	Blueprint Medicines Corp, (2)	25,366
513	Fate Therapeutics Inc, (2)	21,295
797	Halozyme Therapeutics Inc, (2)	27,584
250	Intellia Therapeutics Inc, (2)	23,642
511	Natera Inc, (2)	36,102
	Total Biotechnology	193,145
	Building Products – 1.4%
2,590	AZEK Co Inc, (2)	85,548
	Capital Markets – 2.7%
467	Evercore Inc, Class A	58,291
703	Piper Sandler Cos	108,417
	Total Capital Markets	166,708

Nuveen Small-Cap Select ETF (NSCS) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Chemicals – 2.8%
1,852	Avient Corp	$92,174
1,122	HB Fuller Co	80,526
	Total Chemicals	172,700
	Commercial Services & Supplies – 1.4%
2,211	MillerKnoll Inc	85,389
	Construction Materials – 1.3%
2,272	Summit Materials Inc, Class A, (2)	80,792
	Consumer Finance – 0.8%
960	Regional Management Corp	48,730
	Diversified Telecommunication Services – 0.8%
797	Bandwidth Inc, Class A, (2)	49,900
	Electrical Equipment – 1.6%
633	Regal Rexnord Corp	100,318
	Electronic Equipment, Instruments & Components – 1.9%
518	Advanced Energy Industries Inc	44,641
5,355	TTM Technologies Inc, (2)	72,078
	Total Electronic Equipment, Instruments & Components	116,719
	Equity Real Estate Investment Trust – 5.5%
4,562	Brandywine Realty Trust	58,667
421	EastGroup Properties Inc	84,162
2,606	Industrial Logistics Properties Trust	59,756
2,030	STAG Industrial Inc	86,742
5,684	Summit Hotel Properties Inc, (2)	53,543
	Total Equity Real Estate Investment Trust	342,870
	Gas Utilities – 1.3%
1,226	Spire Inc	80,818
	Health Care Equipment & Supplies – 4.5%
1,087	AtriCure Inc, (2)	71,351
1,102	Axonics Inc, (2)	52,268
1,321	BioLife Solutions Inc, (2)	39,418
956	Establishment Labs Holdings Inc, (2)	50,037
575	Tandem Diabetes Care Inc, (2)	67,913
	Total Health Care Equipment & Supplies	280,987
	Health Care Providers & Services – 6.8%
1,181	Acadia Healthcare Co Inc, (2)	62,180
1,771	HealthEquity Inc, (2)	94,642

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
2,721	Option Care Health Inc, (2)	$63,590
2,702	Select Medical Holdings Corp	62,767
1,419	Surgery Partners Inc, (2)	60,549
1,036	Tenet Healthcare Corp, (2)	76,788
	Total Health Care Providers & Services	420,516
	Health Care Technology – 1.2%
474	Omnicell Inc, (2)	71,166
	Hotels, Restaurants & Leisure – 4.2%
3,189	Everi Holdings Inc, (2)	63,047
4,584	Noodles & Co, (2)	38,551
547	Papa John's International Inc	67,527
1,036	Texas Roadhouse Inc	88,464
	Total Hotels, Restaurants & Leisure	257,589
	Household Durables – 1.1%
646	Meritage Homes Corp, (2)	65,911
	Interactive Media & Services – 1.4%
3,266	Eventbrite Inc, Class A, (2)	46,802
380	Ziff Davis Inc, (2)	39,923
	Total Interactive Media & Services	86,725
	IT Services – 2.0%
1,501	BigCommerce Holdings Inc, (2)	49,068
4,849	Verra Mobility Corp, (2)	76,808
	Total IT Services	125,876
	Leisure Products – 1.0%
2,585	Callaway Golf Co, (2)	61,678
	Machinery – 5.9%
1,656	Altra Industrial Motion Corp	79,952
461	EnPro Industries Inc	48,414
931	ESCO Technologies Inc	74,275
2,089	Shyft Group Inc	87,613
1,428	SPX Corp, (2)	74,513
	Total Machinery	364,767
	Media – 0.8%
3,663	Magnite Inc, (2)	49,707
	Metals & Mining – 0.7%
782	Alcoa Corp	44,347

Nuveen Small-Cap Select ETF (NSCS) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 0.9%
4,666	Ladder Capital Corp	$55,479
	Multi-Utilities – 1.4%
1,299	Black Hills Corp	87,994
	Oil, Gas & Consumable Fuels – 5.1%
2,096	Civitas Resources Inc	114,232
4,492	Northern Oil and Gas Inc	105,652
1,640	PDC Energy Inc	97,203
	Total Oil, Gas & Consumable Fuels	317,087
	Personal Products – 1.3%
2,768	elf Beauty Inc, (2)	81,822
	Pharmaceuticals – 1.2%
1,169	Pacira BioSciences Inc, (2)	73,378
	Professional Services – 2.6%
712	ASGN Inc, (2)	81,788
806	ICF International Inc	76,078
	Total Professional Services	157,866
	Road & Rail – 0.7%
158	Saia Inc, (2)	44,916
	Semiconductors & Semiconductor Equipment – 4.2%
1,331	Lattice Semiconductor Corp, (2)	73,498
1,598	MACOM Technology Solutions Holdings Inc, (2)	97,813
520	Silicon Laboratories Inc, (2)	85,899
	Total Semiconductors & Semiconductor Equipment	257,210
	Software – 5.5%
1,167	CommVault Systems Inc, (2)	78,726
315	CyberArk Software Ltd, (2)	43,202
1,804	Jamf Holding Corp, (2)	59,640
1,598	Tenable Holdings Inc, (2)	82,137
632	Workiva Inc, (2)	74,753
	Total Software	338,458
	Specialty Retail – 1.0%
2,126	Urban Outfitters Inc, (2)	61,059
	Textiles, Apparel & Luxury Goods – 2.3%
1,047	Kontoor Brands Inc	51,607
2,230	Steven Madden Ltd	91,742
	Total Textiles, Apparel & Luxury Goods	143,349

Shares	Description (1)	Value
	Trading Companies & Distributors – 3.3%
914	Applied Industrial Technologies Inc	$89,554
1,451	Beacon Roofing Supply Inc, (2)	79,616
4,949	MRC Global Inc, (2)	36,672
	Total Trading Companies & Distributors	205,842
	Total Long-Term Investments (cost $6,309,317)	6,104,901
	Other Assets Less Liabilities – 1.2%	74,537
	Net Assets – 100%	$6,179,438
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,104,901	$ —	$ —	$6,104,901

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Auto Components – 1.5%
587	Aptiv PLC, (2)	$80,172
	Capital Markets – 3.8%
189	Moody's Corp	64,827
618	Morgan Stanley	63,370
145	MSCI Inc	77,737
	Total Capital Markets	205,934
	Chemicals – 2.0%
340	Linde PLC	108,351
	Containers & Packaging – 1.9%
1,039	Ball Corp	100,887
	Diversified Consumer Services – 1.2%
515	Bright Horizons Family Solutions Inc, (2)	66,131
	Electrical Equipment – 0.9%
2,582	Fluence Energy Inc, (2)	48,283
	Electronic Equipment, Instruments & Components – 1.9%
720	TE Connectivity Ltd	102,967
	Health Care Equipment & Supplies – 3.2%
169	Align Technology Inc, (2)	83,648
307	Intuitive Surgical Inc, (2)	87,244
	Total Health Care Equipment & Supplies	170,892
	Health Care Providers & Services – 1.4%
163	UnitedHealth Group Inc	77,029
	Health Care Technology – 2.0%
1,220	Doximity Inc, Class A, (2)	55,595
225	Veeva Systems Inc, Class A, (2)	53,222
	Total Health Care Technology	108,817
	Hotels, Restaurants & Leisure – 4.3%
67	Chipotle Mexican Grill Inc, (2)	99,534
482	Hilton Worldwide Holdings Inc, (2)	69,943

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
255	McDonald's Corp	$66,160
	Total Hotels, Restaurants & Leisure	235,637
	Interactive Media & Services – 7.6%
70	Alphabet Inc, Class A, (2)	189,425
83	Alphabet Inc, Class C, (2)	225,259
	Total Interactive Media & Services	414,684
	Internet & Direct Marketing Retail – 7.2%
130	Amazon.com Inc, (2)	388,891
	IT Services – 7.1%
453	Mastercard Inc, Class A	175,030
640	PayPal Holdings Inc, (2)	110,041
445	Visa Inc, Class A	100,646
	Total IT Services	385,717
	Life Sciences Tools & Services – 4.6%
870	Agilent Technologies Inc	121,208
170	Bio-Techne Corp	63,990
255	IQVIA Holdings Inc, (2)	62,450
	Total Life Sciences Tools & Services	247,648
	Machinery – 3.8%
207	Deere & Co	77,915
252	Parker-Hannifin Corp	78,122
6,500	Proterra Inc, (2)	51,415
	Total Machinery	207,452
	Personal Products – 1.5%
259	Estee Lauder Cos Inc, Class A	80,754
	Pharmaceuticals – 1.9%
529	Zoetis Inc	105,689
	Real Estate Management & Development – 0.0%
169	Compass Inc, Class A, (2)	1,450
	Semiconductors & Semiconductor Equipment – 10.2%
686	Advanced Micro Devices Inc, (2)	78,375
634	Analog Devices Inc	103,957
228	ASML Holding NV	154,402
896	NVIDIA Corp	219,395
	Total Semiconductors & Semiconductor Equipment	556,129
	Software – 25.5%
293	Adobe Inc, (2)	156,550

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
263	Atlassian Corp PLC, Class A, (2)	$85,301
243	Intuit Inc	134,921
2,071	Microsoft Corp	644,040
743	salesforce.com Inc, (2)	172,844
172	ServiceNow Inc, (2)	100,754
368	Workday Inc, Class A, (2)	93,108
	Total Software	1,387,518
	Specialty Retail – 2.1%
469	Lowe's Cos Inc	111,317
	Textiles, Apparel & Luxury Goods – 3.8%
222	Lululemon Athletica Inc, (2)	74,095
907	NIKE Inc, Class B	134,299
	Total Textiles, Apparel & Luxury Goods	208,394
	Total Long-Term Investments (cost $5,673,805)	5,400,743
	Other Assets Less Liabilities – 0.6%	31,398
	Net Assets – 100%	$5,432,141
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,400,743	$ —	$ —	$5,400,743

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.